Cover	Jan. 12, 2024
Cover [Abstract]
Entity Registrant Name	BALLY, CORP.
Entity Central Index Key	0001591565
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 12, 2024
Entity File Number	333-192387
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	80-0917804
Entity Address Address Line 1	Room 401, Building 2
Entity Address Address Line 2	Qianwan Zhigu
Entity Address Address Line 3	Weishijiu Road Ningwei Street Xiaoshan District
Entity Address City Or Town	Hangzhou
Entity Address Country	CN
Entity Address Postal Zip Code	311215
City Area Code	86
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	182 5883 0915